Guarantees granted, commitments and contingent liabilities	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Guarantees granted, commitments and contingent liabilities

27.	Guarantees granted, commitments and contingent liabilities
Guarantees granted and commitments
At December 31, 2024, the Company had guarantees on related party debt, commitments and activities, which is mainly comprised of:
(i) two guarantees granted to our joint venture with SCF and one to our joint venture partner with BNPP PF on the debt of some of our dealers in Europe, for €500 million, which will expire in July 2025 and January 2026, and €150 million respectively;
(ii) a guarantee granted to third parties on the outstanding debt of ACC for €423 million;
(iii) a guarantee granted to third parties on commitments of ACC for €270 million;
(iv) a guarantee granted to third parties on the outstanding debt of StarPlus for €888 million drawn from a
€7,218 million ($7,500 million) loan facility which is 49 percent guaranteed by Stellantis N.V.;
(v) a guarantee granted to third parties on the outstanding debt of Nidec Emotors for €115 million; and
(vi) a guarantee granted to third parties on commitments of Symbio for €59 million.
In 2024, NextStar entered into a loan facility with third-party financial institutions for a notional €1,294 million
($1,344 million) which is 49 percent guaranteed by Stellantis N.V. The facility was undrawn at December 31, 2024.
At December 31, 2023, the Company had guarantees on related party debt and commitments of €372 million which mainly comprised of (i) a guarantee in the interest of our joint venture ACC for €270 million and (ii) a guarantee granted to third parties on the outstanding debt of Nidec Emotors for €82 million.
Other repurchase obligations
In accordance with the terms of other wholesale financing arrangements in Mexico, Stellantis Mexico was required to repurchase dealer inventory financed under these arrangements, upon certain triggering events and with certain exceptions, including in the event of an actual or constructive termination of a dealer’s franchise agreement. These obligations exclude certain vehicles including, but not limited to, vehicles that have been damaged or altered, that are missing equipment or that have excessive mileage or an original invoice date that is more than one year prior to the repurchase date. In December 2015,
Stellantis Mexico entered into a ten-year private label financing agreement with STM Financial, S.A De C.V., Sofom, E.R.,
Grupo Financiaro Inbursa (“STM Financial”), a wholly owned subsidiary of Banco Inbursa, under which STM Financial provides a wide range of financial wholesale and retail financial services to Stellantis Mexico's dealers and retail customers under the Stellantis Financial Mexico brand name. The wholesale repurchase obligation under the new agreement will be limited to wholesale purchases in case of actual or constructive termination of a dealer's franchise agreement.
At December 31, 2024, the maximum potential amount of future payments required to be made in accordance with these wholesale financing arrangements was approximately €385 million ($400 million) and was based on the aggregate repurchase value of eligible vehicles financed through such arrangements in the respective dealer's stock. If vehicles are required to be repurchased through such arrangements, the total exposure would be reduced to the extent the vehicles can be resold to another dealer. The fair value of the guarantee was nil at December 31, 2024.
Arrangements with key suppliers
From time to time and in the ordinary course of business, the Company entered into various arrangements with key suppliers in order to establish strategic and technological advantages. A limited number of these arrangements contained unconditional purchase obligations to purchase a fixed or minimum quantity of goods and/or services with fixed and determinable price provisions. Future minimum purchase obligations under these arrangements at December 31, 2024 were as follows:

(€ million)
2025	€1,575
2026	€3,169
2027	€3,849
2028	€4,274
2029	€4,398
2030 and thereafter	€2,606
At December 31, 2024, there were related party commitments relating to the purchase of batteries:
(i) StarPlus: commitment over a 9 year period starting from 2025. The commitment amounted to €3,664 million;
(ii) NextStar: commitment over a 2 year period starting from 2024. The residual commitment amounted to
€53 million; and
(iii) ACC: commitment over a 5 year period starting from 2024. The residual commitment amounted to
€7,581 million.
These amounts are included in the table above.
Other commitments, arrangements and contractual rights
At December 31, 2024, total joint venture and associate capital commitments were €2.0 billion for the period 2025 through to 2029.
For contractual commitments relating to purchase of intangible assets, refer to Note 10, Other intangible assets for additional information. For contractual commitments relating to purchase of tangible assets, refer to Note 11, Property, plant and equipment for additional information.
UAW Collective Bargaining Agreement
In November 2023, the UAW-represented workforce ratified a new collective bargaining agreement that expires in
April 2028. The provisions of the agreement contain opportunities for incremental compensation upon meeting agreed metrics related to absenteeism and attendance. The agreement includes wage increases, the reinstatement of the Cost of
Living Allowance (“COLA”), a reduction in the time of progression to the top wage tier from eight years to three years, supplemental unemployment benefits eligibility after 90 days of continuous service, annual lump sum payments to retirees and surviving spouses, and retirement packages in 2024 and 2026. In addition, the agreement includes an increase in the defined benefit and defined contribution pension plan rates; along with a commitment to provide €925 million
($1,000 million) in funding to the defined pension plan, which was made in 2023. The agreement, which covers approximately 43 thousand employees, includes a ratification bonus for all employees totaling approximately €201 million
($219 million), which was paid in December 2023.
Unifor Collective Bargaining Agreement
Stellantis entered into a three-year labor agreement with Unifor in Canada that was ratified in November 2023, covering approximately 7,500 employees. The terms of this agreement provide employee wage and benefit increases, including improvements to base wage rates, reduced time for employees to progress to top wage, COLA protection and retirement incentive opportunities for long-service employees choosing to retire. Also included are increases to the defined benefit pension plan benefit for active employees and quarterly lump sum payments to retired employees. In addition, Unifor members hired on or after September 19, 2016 that were participating in the defined contribution plan have been enrolled in a
College of Applied Arts and Technology pension plan effective January 2025. The agreement also includes, lump sum payments to both full and part-time employees, totaling approximately €49 million (CAD$72 million), which were paid in
December 2023. The agreement expires in September 2026.
Under the UAW and Unifor agreements, the lump sum payments to retirees and ratification bonuses, which are not dependent upon future services, were primarily recognized in Cost of revenues upon ratification of the contracts. Retirement packages were recognized in Restructuring costs in December 2023 as the offers have been communicated and approved by management. Wage increases, COLA, increases to defined contribution pension rates, and other benefit costs are recognized as incurred. During the year ended December 31, 2023, there were €671 million of costs related to the North America collective bargaining agreements, including restructuring costs and employee benefits past service cost which were excluded from Adjusted operating income. Refer to Note 30, Segment reporting for additional information.
Contingent liabilities
In connection with significant asset divestitures carried out in prior years, the Company provided indemnities to purchasers. Potential liabilities may arise from possible breaches of representations and warranties provided in the contracts and, in certain instances, environmental or tax matters, generally for a limited period of time. Some of these indemnifications do not limit potential payment and as such, it was not possible to estimate the maximum amount of potential future payments that could result from claims made under these indemnities.
Litigation
Takata Airbag Inflators
Putative class action lawsuits were filed in March 2018 against FCA US LLC (“FCA US”), a wholly owned subsidiary of Stellantis, in the U.S. District Courts for the Southern District of Florida and the Eastern District of Michigan,
asserting claims under federal and state laws alleging economic loss due to Takata airbag inflators installed in certain of our vehicles. The cases were subsequently consolidated in the Southern District of Florida.
In November 2022, the Court granted summary judgment in FCA US’s favor against all claimants except those in
Georgia and North Carolina. Plaintiffs were granted leave to file an amended complaint to add additional states to the pending action. Plaintiffs’ appeal of the grant of summary judgement was dismissed by the Court for lack of jurisdiction. In
May 2024, the Court entered an order to allow FCA US’s renewed motions for summary judgment to address the remaining amended claims.
In June 2023, the Court entered an order preliminarily granting class certification for the amended complaint. In July
2023, the Court revisited its class certification order and further narrowed the classes based on a recent Court of Appeals decision. FCA US’ appeal of the Court’s preliminary order was denied.
At this stage of the proceedings, we are unable to reliably evaluate the likelihood that a loss will be incurred or estimate a range of possible loss.
Emissions
We face class actions and individual claims alleging emissions non-compliance in several countries. Several former
FCA and PSA companies and Dutch dealers have been served with class actions in the Netherlands by Dutch foundations seeking monetary damages and vehicle buybacks in connection with alleged emissions non-compliance of certain vehicles equipped with diesel engines. We have also been notified of a potential class action on behalf of Dutch consumers alleging emissions non-compliance of certain former FCA vehicles sold as recreational vehicles, and are subject to a securities class action in the Netherlands, alleging misrepresentations by FCA. Class actions alleging emissions non-compliance has also been filed and are on-going in Portugal regarding former FCA vehicles, in the UK regarding former FCA and PSA vehicles, and in Israel regarding former PSA vehicles. We are also defending approximately 4,000 pending individual consumer claims alleging emissions non-compliance in Germany and approximately 60 individual consumer cases in Austria relating to former
FCA vehicles.
The results of the private litigation matters described above cannot be predicted at this time and may lead to damage awards which may have a material adverse effect on our business, financial condition and results of operations. It is also possible that these matters and their ultimate resolution may adversely affect our reputation with consumers, which may negatively impact demand for our vehicles and consequently could have a material adverse effect on our business, financial condition and results of operations. At this stage, we are unable to evaluate the likelihood that a material loss will be incurred with regard to these private litigations or estimate a range of possible loss.
General Motors
In November 2019, General Motors LLC and General Motors Company (collectively, “GM”) filed a lawsuit in the
U.S. District Court for the Eastern District of Michigan against FCA US, FCA N.V., now Stellantis N.V., and certain individuals, claiming violations of the Racketeer Influenced and Corrupt Organizations (“RICO”) Act, unfair competition and civil conspiracy in connection with allegations that FCA US made payments to The International Union, United Automobile,
Aerospace and Agricultural Implement Workers of America (“UAW”) officials that corrupted the bargaining process with the
UAW and as a result FCA US enjoyed unfair labor costs and operational advantages that caused harm to GM. GM also claimed that FCA US had made concessions to the UAW in collective bargaining that the UAW was then able to extract from
GM through pattern bargaining which increased costs to GM and that this was done by FCA US in an effort to force a merger between GM and FCA N.V. The court dismissed GM’s lawsuit with prejudice and the U.S. Court of Appeals for the Sixth
Circuit subsequently affirmed the dismissal of GM’s complaint. In April 2023, the U.S. Supreme Court declined to grant review of the Sixth Circuit’s decision, which finally resolved the federal court case.
Following dismissal of its Federal court case, GM filed an action against FCA US and FCA N.V., now Stellantis
N.V., in Michigan state court, making substantially the same claims as it made in the federal litigation. In October 2021, the court granted Stellantis N.V. and FCA US’s motion for summary disposition. GM filed a motion for reconsideration and in
December 2021, the court granted GM’s motion, permitting GM to amend its complaint. GM filed a second amended complaint in December 2021. In May 2022, the court denied FCA US’s motion for summary disposition and permitted discovery to proceed against FCA US. In July 2022, the court granted Stellantis N.V.’s motion for summary disposition, but in November 2022 the court granted GM’s motion for reconsideration and permitted jurisdictional discovery to proceed against Stellantis N.V. The case is currently stayed while the Michigan Court of Appeals considers certain trial court rulings regarding privilege. At this stage, we are unable to reliably evaluate the likelihood that a loss will be incurred or estimate a range of possible loss.
2024 Financial Guidance
In August 2024, a putative securities class action complaint was filed in the U.S. District Court of the Southern
District of New York against Stellantis N.V. and certain of its former officers, alleging that the defendants made material misstatements relating to the Company’s 2024 financial guidance. At this stage of the proceedings, we are unable to reliably evaluate the likelihood that a loss will be incurred or estimate a range of possible loss.
Government Inquiries
Emissions
We are subject to criminal and civil governmental investigations alleging emissions non-compliance in certain
European jurisdictions and we continue to cooperate with these investigations.
As part of the judicial investigation of several automakers in France, commencing in 2016 and 2017, Automobiles
Peugeot and Automobiles Citroën were placed under examination by the Judicial Court of Paris in June 2021 on allegations of consumer fraud in connection with the sale of Euro 5 diesel vehicles in France between 2009 and 2015. In July 2021, FCA
Italy (now known as Stellantis Europe) was placed under examination by the same court for possible consumer fraud in connection with the sale of Euro 6 diesel vehicles in France between 2014 and 2017. As is typical in a French criminal inquiry, each of the companies were required to pay bail for the potential payment of damages and fines and to ensure representation in court, and to provide a guarantee for the potential compensation of losses. None of these amounts were, individually or in aggregate, material to the Company. Civil parties have joined the prosecutor’s case and may seek further compensation.
In May 2023, the German authority, Kraftfahrt-Bundesamt (“KBA”) notified Stellantis of its investigation of certain
Opel Euro 5, Fiat Euro 5 and Euro 6 vehicles and its intent to require remedial measures based on the alleged non-compliance of the diesel engines in certain of those vehicles. The KBA subsequently expanded its inquiry to include Euro 5 and Euro 6 engines used in certain Alfa Romeo, Fiat and Jeep vehicles, as well as Suzuki vehicles equipped with diesel engines supplied by FCA Italy and requested information relating to all Stellantis vehicles that may make use of strategies similar to those allegedly used by the identified vehicles. In January 2024, the KBA advised that the Opel vehicles, equipped with Euro 5 engines, are non-compliant. At the KBA’s request, during the first half of 2024, Opel submitted a plan to bring the vehicles into compliance. In July 2024, Opel received a formal decision of non-compliance from the KBA regarding its vehicles equipped with Euro 5 diesel engines. Although we objected to this formal decision, we continue to cooperate with the KBA inquiries and, at this stage, we are unable to reliably evaluate the likelihood that a loss will be incurred or estimate a range of possible loss. Given the number of vehicles potentially involved, however, the cost of any recall, and the impact that any recall could have on related private litigation, may be significant.
In December 2019, the Italian Ministry of Transport (“MIT”) notified FCA Italy of communications with the Dutch
Ministry of Infrastructure and Water Management (“I&W”) regarding certain irregularities allegedly found by the RDW and the Dutch Center of Research TNO in the emission levels of certain Jeep Grand Cherokee Euro 5 models and a vehicle model of another OEM containing a Euro 6 diesel engine supplied by FCA Italy. In January 2020, the Dutch Parliament published a letter from the I&W summarizing the conclusions of the RDW regarding those vehicles and engines and indicating an intention to order a recall and report their findings to the Public Prosecutor, the European Commission (“EC”) and other member states. FCA engaged with the RDW to present our positions and cooperate to reach an appropriate resolution of this matter. FCA Italy proposed certain updates to the relevant vehicles that have been tested and approved by the RDW and are now being implemented without further concerns being raised by RDW.
In July 2020, unannounced inspections took place at several of FCA’s sites in Germany, Italy and the UK at the initiative of the Public Prosecutors of Frankfurt am Main and of Turin, as part of their investigations of potential violations of diesel emissions regulations and consumer protection laws. In April 2022, former FCA companies received an order to produce documents to the Public Prosecutors. In October 2022, inspections took place at the Italian offices of FCA Italy and
Maserati and at the German office of Maserati Deutschland. At the Public Prosecutor of Turin’s request, the Italian proceedings were dismissed in September 2023 and October 2023. We continue to participate in discussions with the Public
Prosecutor of Frankfurt to resolve this matter regarding former FCA vehicles and, based on the status of those discussions, we have recognized a provision in an amount that is not material to the Company.
In January 2024, the EC notified the MIT of the alleged non-compliance of Fiat Ducato Euro 5 and Euro 6 vehicles based on tests performed at the EC’s request. We are cooperating with the MIT in its substantive responses to EC.
The results of the unresolved governmental investigations described above cannot be predicted at this time and may lead to further enforcement actions or penalties, any of which may have a material adverse effect on our business, financial condition and results of operations. It is also possible that these matters and their ultimate resolution may adversely affect our reputation with consumers, which may negatively impact demand for our vehicles and consequently could have a material adverse effect on our business, financial condition and results of operations. At this stage, we are unable to evaluate the likelihood that a material loss will be incurred with regard to these unresolved inquiries or estimate a range of possible loss.
End of Life Vehicles
In March 2022, the EC and the UK Competition and Markets Authority (the “CMA”) conducted unannounced inspections at the premises of Opel and several other companies and associations active in the European automotive sector.
These inspections, as well as contemporaneous and subsequent information requests received from the EC and CMA, relate to potential collusion in the collection, treatment, and recovery of end-of-life vehicles and whether such activity may have violated relevant competition laws. We continue to cooperate with these investigations and have recognized a provision in an amount that is not material to the Company.
Other matters
Corporate Average Fuel Economy (“CAFE”) standards
In August 2020, the U.S. Court of Appeals for the Second Circuit vacated a final rule published by NHTSA in July
2019 that had reversed NHTSA’s 2016 increase to the base rate of the CAFE penalty from $5.50 to $14.00. The base rate applies to each tenth of a mile per gallon that a manufacturer’s fleet-wide average fuel efficiency is below the CAFE standard, and is multiplied by the number of vehicles in the manufacturer’s fleet to arrive at an aggregate penalty. In January
2021, NHTSA published an interim final rule with immediate effect, the result of which was to apply the increased fine rate that resulted from the Second Circuit’s ruling to future model years. In particular, NHTSA’s interim rule imposed a CAFE penalty base rate of $5.50 through 2021 Model Year and increased the CAFE penalty base rate to $14.00 prospectively from the 2022 Model Year. FCA accrued estimated amounts for any probable CAFE penalty based on the $5.50 rate for Model
Years 2021 and earlier. In addition, as a result of the acquisition, and in accordance with IFRS 3, we recognized an incremental contingent liability of €163 million for the potentially higher fine rate on vehicle shipments prior to the merger date.
In April 2022, NHTSA published a final rule repealing the interim final rule issued in January 2021 and reverting to the December 2016 final rule which increased the CAFE civil penalty rate from $5.00 to $14.00, beginning with 2019 Model
Year. Applying the annual inflation adjustment procedures did not result in an increase in the $14.00 rate through 2021
Model Year, but did result in an increased fine rate to $15.00 for 2022 Model Year vehicles. An additional accrual of
€655 million was recognized resulting from an increase in the provision related to the Model Year 2019-2021 penalty rate adjustment during the year ended December 31, 2022. NHTSA has subsequently made, and is expected to continue to make, mandatory inflation adjustments to the CAFE civil penalty rate, as required by law for all civil monetary penalties.
Greenhouse Gas Standards
In March 2022, the U.S. Environmental Protection Agency (“EPA”) reinstated California’s authority under the Clean
Air Act to enforce its own, more stringent, greenhouse gas (“GHG”) emission standards for passenger vehicles and light-duty trucks (the “California Waiver”). California emission standards covered by the California Waiver may be adopted by other states and to date 17 other states (the “California Waiver States”) have adopted California’s GHG emissions standards under the California Waiver.
Prior to the EPA’s withdrawal of the California Waiver, automotive OEMs were deemed to be compliant with
California’s GHG emissions standards if they were compliant with the EPA’s GHG standards. This “deemed to comply”
mechanism was removed from the California regulation prior to the reinstatement of the California Waiver. As interpreted by the California Air Resources Board (“CARB”), the EPA’s reinstatement of the California Waiver together with the removal of the “deemed to comply” mechanism means that automotive OEMs are retroactively subject to the separate California GHG standards beginning with the model year 2021 fleet. OEMs may achieve compliance with the California GHG emission standards in several ways, including through the sale of emission-compliant vehicles within their fleet for a given model year, through the carryforward or carryback of excess credits generated by a compliant fleet in past or future years, by the purchase of California-specific regulatory credits from third parties or by a combination of the foregoing.
 We did not meet the California GHG targets for model years 2021, 2022 and 2023, as in planning these model years prior to reinstatement of the California Waiver we assumed the ability to utilize existing credits based on regulations in force at the time. We previously intended to cover such deficits with excess credits generated through our compliance in model years within the applicable five-year carryback period. However, in March 2024, we entered into an agreement with CARB to settle and resolve claims and disputes regarding CARB’s regulation of automotive GHG emissions. The agreement imposes alternative GHG emissions requirements for model year 2021 through 2026 passenger cars and light-duty trucks, commitments related to zero-emission technology, and a zero emission vehicle commitment if CARB cannot implement or enforce its ACC II ZEV program due to a judicial or federal action. In exchange, CARB agreed not to enforce the GHG emission standards in its regulations that would otherwise be applicable to model year 2021 through 2026.